DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES	DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES
Description of Business
RumbleOn is the nation's first, largest, and only publicly-traded, technology-based platform in the powersports industry. Headquartered in the Dallas Metroplex, RumbleOn is revolutionizing the customer experience for outdoor enthusiasts across the country and making powersport vehicles accessible to more people in more places than ever before. We are transforming the powersports customer experience by giving consumers what they want - a wide selection, great value and quality, transparency, and an easy, friction-free transaction. Every element of our business, from inventory procurement to fulfillment to overall ease of transactions, whether online or on-site at one of our 55 retail locations, has been built for a singular purpose – to create a customer experience without peer in the powersports industry.
Although our primary focus is on the customer experience and building market share in the powersports industry, during 2022 we participated in the wholesale automotive industry through our wholly-owned distributors of used automotive inventory, Wholesale, Inc. ("Wholesale Inc") and our exotics retailer AutoSport USA, Inc., which does business under the name Got Speed. In the third quarter of 2022, we announced we would be winding down our wholesale automotive business, which we expect to complete during the first half of 2023. Our logistics services company, Wholesale Express, LLC ("Wholesale Express"), provides freight brokerage services facilitating transportation for dealers and consumers.
On August 31, 2021 (the “RideNow Closing Date”), RumbleOn, Inc. completed its business combination with RideNow Powersports, the nation's largest powersports retailer group (“RideNow”). On February 18, 2022 (the “Freedom Closing Date”), the Company completed its acquisition of Freedom Powersports, LLC (“Freedom Powersports”) and Freedom Powersports Real Estate, LLC (“Freedom Powersports - RE”) and together with Freedom Powersports, the “Freedom Entities”), a retailer group with 13 locations in Texas, Georgia, and Alabama (refer to Note 2 - Acquisitions).
In the fourth quarter of 2022, the Company disclosed its plan to explore strategic alternatives for its automotive business. The Company completed its wind down the wholesale automotive business on June 30, 2023 and financial information has been recast to reflect discontinued operations presentation - see Note 20 for more information.
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year’s presentation. Amounts and percentages may not total due to rounding.
Cash and Cash Equivalents
The Company considers all cash accounts and all highly liquid short-term investments purchased with an original maturity of three months or less to be cash or cash equivalents. As of December 31, 2022, and 2021, the Company did not have any investments with maturities less than three months. At times, the Company has cash balances in domestic bank accounts that exceed Federal Deposit Insurance Corporation limits. The Company has not experienced any losses related to these cash concentrations. The Company only uses highly rated financial institutions to hold its cash deposits.
Restricted Cash
Amounts included in restricted cash primarily represent the deposits required under the Company's short-term revolving facilities and any undistributed amounts collected on the finance receivables pledged under the Company's finance receivable facilities as explained in Note 10- Notes Payable and Lines of Credit.
Accounts Receivable, Net
Accounts receivable, net of an allowance for doubtful accounts, includes certain amounts due from third-party finance providers and customers, and other miscellaneous receivables. The allowance for doubtful accounts is estimated based on historical experience and trends. Accounts receivable, net of an allowance for doubtful accounts, includes certain amounts due from customers. The Company estimates the allowance for doubtful accounts for accounts receivable by considering a number of factors, including overall credit quality, age of outstanding balances, historical write-off experience and specific account analysis that projects the ultimate collectability of the outstanding balances. Ultimately, actual results could differ from these assumptions.
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated using the straight-line method over the shorter of the asset’s estimated useful life or the lease term, if applicable.

Estimated Useful Lives	Life
Buildings	25 years
Leasehold Improvements	15 years
Furniture, fixtures and equipment	3-15 years
Property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Impairments are recognized when the sum of undiscounted estimated cash flows expected to result from the use of the asset is less than the carrying value of the asset. Costs of significant additions, renewals, and betterments, are capitalized and depreciated. Maintenance and repairs are charged to expense when incurred. See Note 6 — Property and Equipment, Net for additional information on property and equipment.
Technology Development Costs
Technology development costs are accounted for pursuant to Accounting Standards Codification (“ASC”) 350, Intangibles - Goodwill and Other. Technology development costs include internally developed software and website applications that are used by the Company for its own internal use and to provide services to its customers, which include consumers, dealer partners and ancillary service providers. Technology and content costs for design, maintenance and post-implementation stages of internal-use software and general website development are expensed as incurred. For costs incurred to develop new website functionality as well as new software products and significant upgrades to existing internally used platforms or modules, capitalization begins during the application development stage and ends when the software is available for general use. Capitalized technology development is amortized on a straight-line basis over periods ranging from three to five years. The Company will perform periodic assessment of the useful lives assigned to capitalized software applications.
Accounting for Business Combinations
Total consideration transferred for acquisitions is allocated to the tangible and intangible assets acquired and liabilities assumed, if any, based on their fair values at the dates of acquisition. This purchase price allocation process requires management to make significant estimates and assumptions with respect to intangible assets and other fair value adjustments with respect to certain assets acquired and liabilities assumed. The fair value of identifiable intangible assets is based on detailed valuations that use information and assumptions determined by management. Any excess of purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. While we use our best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as any contingent consideration, where applicable, our estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, which may be up to one year from the acquisition date, we record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to our consolidated statements of comprehensive income.

We use the income approach to determine the fair value of certain identifiable intangible assets including franchise rights. This approach determines fair value by estimating after-tax cash flows attributable to these assets over their respective useful lives and then discounting these after-tax cash flows back to a present value. We base our assumptions on estimates of future cash flows, expected growth rates, etc. We base the discount rates used to arrive at a present value as of the date of acquisition on the time value of money and certain industry-specific risk factors. We believe the estimated purchased franchise rights and non-compete intangible asset amounts so determined represent the fair value at the date of acquisition and do not exceed the amount a third-party would pay for the assets.
On August 31, 2021, the Company completed its acquisition of RideNow. The Company finalized its accounting for consideration transferred, assets acquired, and liabilities assumed in the third quarter of 2022; all adjustments were recorded within the measurement period, that ended on August 31, 2022. Total goodwill acquired as part of the RideNow acquisition was $207,675.
On February 18, 2022, the Company completed its acquisition of the Freedom Entities. Consideration transferred for acquired assets and liabilities assumed has been recorded on a provisional basis as of December 31, 2022. Total goodwill acquired as part of the Freedom Entities acquisition was $29,099.
Goodwill and Intangible Assets
Goodwill represents the excess of the consideration transferred over the fair value of the identifiable assets acquired and liabilities assumed in business combinations. Intangible assets are recognized and recorded at their acquisition date fair values. Indefinite-lived intangible assets consist primarily of franchise rights, and definite-lived intangible assets consist primarily of non-compete agreements, which are amortized on a straight-line basis over the relevant contractual terms. Goodwill and intangible assets are tested for impairment annually as of October 1, or whenever events or changes in circumstances indicate that an impairment may exist. We have two reportable segments and reporting units as defined in generally accepted accounting principles for segment reporting and goodwill testing: (1) powersports and (2) vehicle logistics.
Management analyzes goodwill and intangible assets associated with these segments for potential impairment. The Company first assesses qualitative factors to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. However, if based on the qualitative assessment we conclude that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, or if we elect to bypass the optional qualitative assessment as provided for under GAAP, we proceed with performing the quantitative impairment test.
Fair value estimates used in the quantitative impairment test are calculated using a combination of the income and market approaches. The income approach is based on the present value of future cash flows of each reporting unit, while the market approach is based on certain multiples of selected guideline public companies or selected guideline transactions. The approaches incorporate a number of market participant assumptions including future growth rates, discount rates, income tax rates and market activity in assessing fair value and are reporting unit specific. If the carrying amount exceeds the reporting unit's fair value, we recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. We recognize any impairment loss in operating income.
The fair value measurement associated with the quantitative goodwill and indefinite lived intangible assets test is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement. Significant changes in the underlying assumptions used to value goodwill and franchise rights could significantly increase or decrease the fair value estimates used for impairment assessments.
As disclosed in Note 8, the Company performed its annual goodwill and franchise rights impairment test on October 1, 2022 and subsequently updated its quantitative impairment test as of December 31, 2022 because a triggering event was identified due to declines in the Company’s market capitalization and other factors occurring in the fourth quarter of 2022. Impairment amounts recognized in the Company’s 2022 annual financial statements represent aggregate impairment charges recognized from both the October 1 and December 31, 2022 quantitative impairment tests.
In connection with its fourth quarter 2022 goodwill impairment test, the Company recognized noncash goodwill impairment charges of $26,039 to the Company’s automotive reporting unit, which is reported in discontinued operations, and $218,646 to the Company’s powersports reporting unit for the year ended December 31, 2022. The estimated fair value of the Company’s vehicle logistics reporting unit exceeded its carrying value and no impairment was required. The company also recognized noncash franchise rights impairment charges of $105,630 to the Company’s powersports reporting unit resulting from its fourth quarter 2022 impairment tests.
Leases
The Company determines if an arrangement is a lease at inception by evaluating if the asset is explicitly or implicitly identified or distinct, if the Company will receive substantially all of the economic benefit or if the lessor has an economic benefit and the ability to substitute the asset. Right-of-use (“ROU”) assets represent the Company's right to use an underlying asset for the lease term and lease liabilities represent the Company's obligation to make lease payments arising from the lease. The Company assesses whether the lease is an operating or finance lease at its inception. Operating lease liabilities are recognized at commencement date based on the present value of the lease payments over the lease term. To calculate the present value, the Company uses the implicit rate in the lease when readily determinable. The incremental borrowing rate is based on collateralized borrowings of similar assets with terms that approximate the lease term when available and when collateralized rates are not available, it uses uncollateralized rates with similar terms adjusted for the fact that it is an unsecured rate. The operating lease ROU asset is the initial lease liability adjusted for any prepayments, initial indirect costs incurred by the Company, and lease incentives. The Company's operating leases are included in right-of-use assets, current portion lease liabilities, and operating lease liabilities on the accompanying consolidated balance sheets. The Company's finance leases are included in property and equipment and financing lease liabilities on the accompanying consolidated balance sheets.
Other Assets
Other assets consist of various items, including long-term finance receivables, debt issuance costs associated with lines of credit, lease deposits, and other long-term assets.
Accrued Liabilities
Accrued liabilities consist of various items payable within one year, including, among other items, accruals for capital expenditures, sales tax, compensation and benefits, vehicle licenses and fees, interest expense, reserves for returns and cancellations, and advertising expenses.
Revenue Recognition
The Company’s revenue consists primarily of pre-owned and wholesale vehicle sales as well as vehicle logistics and transportation services. See Note 3 – Revenue for additional information on our significant accounting policies related to revenue recognition.
Cost of Revenue
Cost of vehicle sales includes the cost to acquire vehicles and the reconditioning and transportation costs associated with preparing the vehicles for resale. Reconditioning costs include parts, labor, overhead costs, and other vehicle repair expenses directly attributable to specific vehicles. Transportation costs consist of costs incurred to transport the vehicles from the point of acquisition. Cost of revenue also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.
Selling, General and Administrative Expenses
Selling, general and administrative expenses include costs and expenses for compensation and benefits, advertising to consumers and dealers, development and operating our product procurement and distribution system, managing our logistics system, transportation cost associated with selling vehicles, establishing our dealer partner arrangements, and other corporate overhead expenses, including expenses associated with technology development, legal, accounting, finance, and business development.
Advertising and Marketing Expenses
Advertising and marketing costs are expensed as incurred and are included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations. Advertising and marketing expenses were $30,767 and $13,243 for the years ended December 31, 2022 and 2021, respectively.
Stock-Based Compensation
Stock-based compensation represents the cost related to stock-based awards granted to employees and non-employee directors. The Company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award, and recognizes the cost on a straight-line basis, net of estimated forfeitures, over the grantee’s requisite service period, which is generally the vesting period of the award. The Company estimates the fair value of stock options using the Black-Scholes option valuation model while market-condition based awards are estimated using a Monte Carlo simulation model as these awards are tied to a market condition. Key assumptions used in estimating the fair value of options are dividend yield, expected volatility, risk-free interest rate and expected term.
We record deferred tax assets for awards that result in deductions on our income tax returns, based on the amount of compensation expense recognized and the statutory tax rate in the jurisdiction in which we will receive a deduction. Differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded in income tax expense. See Note 12 – Stockholders’ Equity for additional information on stock-based compensation.
Defined Contribution Plan
The Company sponsors the RumbleOn, Inc. 401(k) Plan and RumbleOn 401(k) Plan (the "Retirement Savings Plans"), for eligible employees. Employees electing to participate in the Retirement Savings Plans may contribute up to 75% of their annual eligible compensation. The Company provides matching contributions for employee contributions on a discretionary basis. Employer contributions to the plan, net of forfeitures, were approximately $192 and $722 for the year ended December 31, 2022 and 2021. Employer contributions are included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.
Fair Value of Financial Instruments
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2022 and 2021. The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values. These financial instruments include cash, prepaid expenses and accounts payable. Fair values were assumed to approximate carrying values for cash and payables because they are short term in nature and their carrying amounts approximate fair values or they are payable on demand.
ASC Topic 820-10-30-2, Fair Value Measurement establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. Observable inputs are from sources independent of the Company, whereas unobservable inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability developed on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2: Other than quoted prices that are observable in the market for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or model-derived valuations or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Inputs are unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.
Embedded Conversion Features
The Company evaluates embedded conversion features within convertible debt under ASC 815, Derivatives and Hedging – Contracts in Entity's Own Equity (“ASC 815”) to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815, the instrument is evaluated under ASC 470-20, Debt with Conversion and Other Options (“ASC 470-20”). Under the ASC 470-20, an entity must separately account for the liability and equity components of the convertible debt instruments that may be settled entirely or partially in cash upon conversion in a manner that reflects the issuer's economic interest cost. The effect of ASC 470-20 on the accounting for our convertible debt instruments is that the equity component is required to be included in the additional paid-in capital section of stockholders' equity on the consolidated balance sheets and the value of the equity component is treated as original issue discount for purposes of accounting for the debt component of the notes. As a result, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the convertible debt to their face amount over the term of the convertible debt.
From time to time, the Company has issued convertible notes that have conversion prices that create an embedded beneficial conversion feature pursuant to the guidelines established by the ASC 470-20. The Beneficial Conversion Feature (“BCF”) of a convertible security is normally characterized as the convertible portion or feature of certain securities that provide a rate of conversion that is below market value or in-the-money when issued. The Company records a BCF related to the issuance of a convertible security when issued and also records the estimated fair value of any conversion feature issued with those securities. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved. The debt discount is amortized to interest expense over the life of the note using the effective interest method. The Company calculates the fair value of the conversion feature embedded in any convertible security using an open-form binomial option pricing model (“lattice model”) that simulates, in a non-linear, risk-neutral framework, the stock price of the Company’s common stock.
Common Stock Warrants
The Company accounts for common stock warrants in accordance with applicable accounting guidance provided in ASC 815, as either derivative liabilities or as equity instruments depending on the specific terms of the warrant agreement. Any warrants that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement) provided that such warrants are indexed to the Company's own stock is classified as equity. The Company classifies as assets or liabilities any warrants that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company's control), (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement) or (iii) that contain reset provisions that do not qualify for the scope exception. The Company assesses classification of its common stock warrants at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company's freestanding derivatives financing satisfy the criteria for classification as equity instruments as these warrants do not contain cash settlement features or variable settlement provision that cause them to not be indexed to the Company's own stock. There are 16,530 warrants to purchase common stock outstanding at December 31, 2022 consisting of: (i) 10,913 warrants issued to underwriters in connection with the October 23, 2017 public offering of Class B common stock; (ii) 5,617 warrants issued to a lender in connection with the 2018 financings. During the year ended December 31, 2021, the Company issued warrants (the “Oaktree Warrants”) to purchase $40,000 of shares of Class B common stock to Oaktree Capital Management, L.P. and its lender affiliates connection with providing the debt financing for the RideNow transaction. In August 2021, the exercise price of the warrants was set at $33.00 per share and the aggregate number of shares of Class B common stock underlying the Oaktree Warrants was 1,212,121. During the third quarter of 2022, the exercise price of the warrants were adjusted to $31.50 per share.
Debt Issuance Costs
Debt issuance costs are accounted for pursuant to FASB ASU 2015-3, Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-3”). ASU 2015-3 requires that debt issuance costs be presented as a direct deduction from the carrying amount of the related debt liability, consistent with the presentation of debt discounts.
Income Taxes
The Company follows ASC Topic 740, Income Taxes (“ASC 740”), for recording the provision for income taxes. Deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change. Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.
The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. ASC 740 only allows the recognition of those tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As of December 31, 2022, the Company reviewed its tax positions and determined there were no outstanding, or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities, therefore this standard has not had a material effect on the Company.
The Company does not anticipate any significant changes to its total unrecognized tax positions within the next 12 months.
Loss Per Share
The Company follows the ASC Topic 260, Earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the year. Diluted earnings (loss) per common share calculations are determined by dividing net income (loss) by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation. Common share and dilutive common share equivalents include: (i) Class A common: (ii) Class B common; (iii) restricted stock units; (iv) stock options; (v) warrants to acquire Class B common stock; and (vi) shares issued in connection with convertible debt.
Recent Pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and earlier adoption is permitted beginning in the first quarter of fiscal 2019. In November 2019, the FASB issued ASU No. 2019-10, Financial Instruments - Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates (“ASU 2019-10”). The purpose of this amendment is to create a two-tier rollout of major updates, staggering the effective dates between larger public companies and all other entities. This granted certain classes of companies, including Smaller Reporting Companies (“SRCs”), additional time to implement major FASB standards, including ASU 2016-13. Larger public companies had an effective date for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All other entities are permitted to defer adoption of ASU 2016-13, and its related amendments, until the earlier of fiscal periods beginning after December 15, 2022. Under the current SEC definitions, the Company meets the definition of an SRC as of the ASU 2019-10 issuance date and is adopting the deferral period for ASU 2016-13. The Company will adopt ASU 2016-13 for its fiscal year beginning January 1, 2023, and does not expect it to have a material impact on its consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued due to reference rate reform. Additionally, entities can elect to continue applying hedge accounting for hedging relationships affected by reference rate reform if certain conditions are met. In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform (Topic 848): Scope.” This ASU refines the scope of ASC 848 and clarifies some of its guidance as part of the Board's monitoring of global reference rate reform activities. The ASU permits entities to elect certain optional expedients and exceptions when accounting for derivative contracts and certain hedging relationships affected by changes in the interest rates used for discounting cash flows, for computing variation margin settlements, and for calculating price alignment interest in connection with reference rate reform activities. In December 2022, the FASB issued ASU 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848." This ASU defers the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. These new standards were effective upon issuance and generally can be applied to applicable contract modifications. While our senior secured debt and many of our floorplan arrangements utilize LIBOR as a benchmark for calculating the applicable interest rate, some of our floorplan arrangements have already transitioned to utilizing an alternative benchmark rate. We are continuing to evaluate the impact of the transition from LIBOR to alternative reference interest rates. We cannot predict the effect of the potential changes to or elimination of LIBOR, the establishment of alternative rates or benchmarks, and the corresponding effects on our cost of capital but do not expect a significant impact on our consolidated financial position, results of operations, and cash flows.
In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. ASU 2021-08 requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606 instead of being recorded at fair value. The Company will adopt ASU 2021-08 for its fiscal year beginning January 1, 2023, and does not expect it to have a material impact on the Company’s financial statements.